Stock-Based Compensation	3 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Option Awards
On December 14, 2020, the Board of Directors granted an option for the purchase of 10,920 shares of the Company’s common stock to an employee of the Company. The option, which was granted under the Company’s 2015 Equity Incentive Plan, had an exercise price of $10.01 per share and a term of 10 years. The option had a grant date fair value of $60, where 25% of the shares vest one year from the grant date, with the remaining 75% vesting in successive equal monthly installments thereafter over 36 months.
Option Award Valuation Assumptions
The Company determined the fair value of stock options granted during the three months ended December 31, 2020 based upon the assumptions as provided below. No stock options were granted during the three months ended December 31, 2021.

Stock price	$10.00
Exercise price	$10.01
Dividend yield	0%
Expected volatility	60%
Risk-Free interest rate	0.63%
Expected life (in years)	6.08
Stock Option Modification
Stock options granted under the 2015 Equity Incentive Plan vest over a period of time as previously determined by the Board of Directors, subject to the option holder’s continuous service through each applicable vesting date. Under the options agreements, consummation of the Merger would not automatically cause the vesting of options under the 2015 Equity Incentive Plan. However, on December 14, 2020, the Board provided that the vesting of all outstanding options that were granted before December 14, 2020, under the 2015 Equity Incentive Plan that are held by current employees or other service providers, would be accelerated upon the consummation of the Merger Agreement. Accordingly, stock options to purchase an aggregate of 2,684,026 shares of common stock became vested immediately under this modification. Under ASC 718, the Company treated this event as a modification of these stock option awards. The Company determined that the increase in fair value of the stock options was immaterial, and as such, no additional cost was recognized.
Stock Option Awards
Following is a summary of stock option activities for the three months ended December 31, 2021:

	Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life (years)	Intrinsic Value
Outstanding – October 1, 2021	8,978,185	$0.19	$0.20	5.7	$91,699
Granted	—	—	—
Exercised	(893,509)	0.18	0.16
Forfeited	—	—	—
Outstanding – December 31, 2021	8,084,676	$0.19	$0.21	5.6	$69,875
Exercisable as of December 31, 2021	8,084,676	$0.19	$0.21	5.6	$69,875
For the three months ended December 31, 2021 and 2020, the Company recorded $0 and $248, respectively, in stock option expense. The fair value of stock options is amortized on a straight-line basis over the requisite service periods of the respective awards. As of December 31, 2021, $0 of stock-based compensation costs related to stock options remains subject to amortization.
Restricted Stock
On December 14, 2020, the Company granted an aggregate of 739,537 shares of the Company’s restricted stock to various employees, officers, directors, consultants and service providers under the 2015 Equity Incentive Plan and 50,960 shares of the Company’s restricted stock to a director outside the 2015 Equity Incentive Plan. During the three months ended September 30, 2021, the Company granted an aggregate of 1,517,881 shares of the Company's restricted stock unit to various employees, officers, directors, consultants, and service providers under the 2021 Equity Incentive Plan. During the three months ended December 31, 2021, the Company granted an aggregate of 970,545 shares of the Company's restricted stock unit to various employees, officers, directors, consultants, and service providers under the 2021 Equity Incentive Plan. The shares have various vesting dates, ranging from vesting on the grant date to as late as four years from the date of grant.

	Restricted Stock Awards	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested – October 1, 2021	684,937	$10.00	1,452,195	$7.61
Granted	—	—	970,545	8.96
Vested	(684,937)	10.00	(32,848)	7.53
Forfeited	—	—	(16,369)	8.58
Non-vested – December 31, 2021	—	$—	2,373,523	$8.22
For the three months ended December 31, 2021 and 2020, the Company recorded $2,931 and $1,027 in employee and officers restricted stock compensation expense. As of December 31, 2021, unamortized stock-based compensation costs related to restricted share arrangements was $16,235 and will be recognized over a weighted average period of 2.79 years.
Stock-Based Compensation Expense
Stock-based compensation expense for stock options and restricted stock in the consolidated statements of operations is summarized as follows:

	Three Months Ended December 31,
	2021	2020
Software development	$297	$18
General and administrative	2,565	1,257
Selling and marketing	69	—
Total stock-based compensation expense	$2,931	$1,275